Prudential Investment Portfolios, Inc. 17

Prudential Short Duration Multi-Sector Bond Fund

(the “Fund”)

Supplement dated December 31, 2017 to the
Currently Effective Summary Prospectus and Prospectus

Effective only for December 31, 2017 the Fund’s Summary Prospectus and Prospectus are hereby revised as follows:

1.	In the Summary Prospectus and Prospectus, in the section entitled “Fund Summary—Fund Fees and Expenses”, the Annual Fund Operating Expenses table is deleted and replaced with the following table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Q	Class Z
Management fees	0.50%	0.50%	0.50%	0.50%
+ Distribution and service (12b-1) fees	0.25%	1.00%	None	None
+ Other expenses (1)	0.52%	0.52%	0.42%	0.52%
= Total annual Fund operating expenses	1.27%	2.02%	0.92%	1.02%
– Fee waiver and/or expense reimbursement	(0.42)%	(0.42)%	(0.32)%	(0.42)%
= Total annual Fund operating expenses after Fee Waiver and/or Expense Reimbursement (2)	0.85%	1.60%	0.60%	0.60%

(1) Other expenses have been adjusted to reflect current expenses.

(2) The manager has contractually agreed through February 28, 2018 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), interest and brokerage commissions, and extraordinary expenses) of each class of shares to 0.60% of the Fund's average daily net assets. This waiver may not be terminated prior to February 28, 2018 without the prior approval of the Fund’s Board of Directors. Expenses waived/reimbursed by the manager may be recouped by the manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

2.	In the Summary Prospectus and Prospectus, in the section entitled “Fund Summary—Fund Fees and Expenses—Example”, the table is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 years	10 Years	1 Year	3 Years	5 years	10 Years
Class A	$409	$675	$960	$1,773	$409	$675	$960	$1,773
Class C	$263	$593	$1,049	$2,314	$163	$593	$1,049	$2,314

Class Q	$61	$261	$478	$1,102	$61	$261	$478	$1,102
Class Z	$61	$283	$522	$1,210	$61	$283	$522	$1,210

This supplement shall be valid only for December 31, 2017.

LR1010